Fair Value Measurements and Investments - Summary of the Plan's Assets at Fair Value (Detail) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		$ 754,812,944	$ 648,984,825
Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		700,438,204	596,231,482
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		664,192,205	570,106,871
Mutual Fund [Member] | Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		664,192,205	570,106,871
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		23,863,505	15,771,456
Common Stock [Member] | Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		23,863,505	15,771,456
Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		12,382,494	10,353,154
Self-directed brokerage accounts [Member] | Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		12,382,494	10,353,154
Collective Trust Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	[1]	28,514,211	29,681,618
Stable value fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	[1]	$ 25,860,529	$ 23,071,726

[1]	The investments in the stable value and collective trust funds are measured at fair value using the net asset value per share as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the Statements of Net Assets Available for Benefits.